SCHEDULE OF WARRANTS AND COMPENSATION OPTIONS (Details) (Parenthetical)	Dec. 31, 2021 shares
Warrant Holders [Member]
IfrsStatementLineItems [Line Items]
Issuance of common shares	94,245